Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2013
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Text Block]

1.	Basis of Presentation and General Information:

Seanergy Maritime Holdings Corp. (the "Company" or "Seanergy") was formed under the laws of the Republic of the Marshall Islands on January 4, 2008, with executive offices located in Athens, Greece. The Company provides global transportation solutions in the dry bulk shipping sector through its vessel-owning subsidiaries for a broad range of dry bulk cargoes, including coal, iron ore, and grains or major bulks, as well as bauxite, phosphate, fertilizers and steel products or minor bulks.

The accompanying consolidated financial statements include the accounts of Seanergy Maritime Holdings Corp. and its subsidiaries (collectively, the "Company" or "Seanergy").

a.	Disposal of Subsidiaries:

On November 9, 2012, the Company entered into an agreement with I.M.I. Holdings Corp. (the “Buyer” or “IMI), to sell its 100% ownership interest in Bulk Energy Transport (Holdings) Limited (“BET”), for a nominal cash consideration of $0.001. In addition, the Company released BET from all of its obligations and liabilities towards the Company, which accrued to $3,508 as of the date of sale. The transaction was consummated on December 30, 2012 upon finalization of all the required documentation.  On December 18, 2012, at the direction of IMI, the Company sold the vessel BET Prince for gross proceeds of $8,330, which were used to repay part of the then outstanding debt.
IMI is ultimately controlled by entities controlled by members of the Restis family and is under common control with the Company. In connection with the sale of BET, the Company's Board of Directors obtained a fairness opinion from an independent third party. The sale of BET was treated as a transaction between entities under common control, and as such, asset and liability values were transferred at historical cost, with the resulting gains from the extinguishment of BET's net liabilities amounting to $5,213 recognized as an equity transaction within Additional paid-in capital.

The estimated historical carrying values of the assets and liabilities that were agreed to be transferred were as follows:

Cash and restricted cash	3,531
Vessels and other assets	49,444
Long-term debt and other liabilities, net of BET's obligation towards the Company	(58,188)
Effect on equity from disposal of subsidiary	(5,213)

On January 29, 2013, Maritime Capital Shipping Limited (“MCS”), a wholly owned subsidiary of the Company, sold its 100% ownership interest in the four subsidiaries that owned the Handysize dry bulk carriers Fiesta, Pacific Fantasy, Pacific Fighter and Clipper Freeway. The buyer was a third-party nominee of the lenders under the senior secured credit facility with DVB Group Merchant Bank (Asia) Ltd (“DVB”), as agent. MCS had provided a guarantee under this facility, and in exchange for the sale, $30,310 of outstanding debt and accrued interest was discharged. In addition, the guarantee provided by MCS was fully released. In connection with the sale of the subsidiaries, the Company's Board of Directors obtained a fairness opinion from an independent third party rendering the transaction fair from the financial point of view of Seanergy's shareholders.

The estimated fair values of the assets and liabilities sold on the date of the sale were as follows:

Cash and restricted cash	1,902
Vessels and other assets	22,780
Long-term debt and other liabilities, net of obligations towards the Company	(30,382)
Net liabilities	(5,700)

The Company recognized a gain from the sale of the four MCS subsidiaries under the facility agreement with DVB, of $5,538 or $0.46 per share (basic and diluted).

On July 19, 2013, MCS sold its 100% ownership interest in the three subsidiaries that owned the Handysize dry bulk carriers African Joy, African Glory and Asian Grace. The buyer was a third-party nominee of the lenders under the senior and the subordinated credit facility with United Overseas Bank Limited (“UOB”). MCS had provided a guarantee under this facility, and in exchange for the sale, $39,533 of outstanding debt, accrued interest and swap liabilities were discharged. In addition, the guarantee provided by MCS was fully released. In connection with the sale of the subsidiaries, MCS deposited $1,000 on May 16, 2013, into an escrow account held with the escrow agent, which was released to UOB on the closing date. The Company's Board of Directors obtained a fairness opinion from an independent third party rendering the transaction fair from the financial point of view of the Seanergy's shareholders.

The estimated fair values of the assets and liabilities sold on the date of the sale were as follows:

Cash and restricted cash	103
Vessels and other assets	18,514
Long-term debt and other liabilities, net of obligations towards the Company	(39,957)
Net liabilities	(21,340)

The Company recognized a gain from the sale of the three MCS subsidiaries under the facility agreement with UOB, of $20,181 or $1.69 per share (basic and diluted).

b.	Going Concern:

As of December 31, 2012, the Company defaulted under the facility agreements set forth in Note 10 in respect of certain covenants (including, in some cases, the failure to make principal installments and interest payments and the failure to satisfy financial covenants). The Company had not obtained satisfactory waivers of these defaults and as a result long-term debt was classified under current liabilities in the consolidated balance sheet. The above raised substantial doubt regarding the Company's ability to continue as a going concern as of December 31, 2012.
As of December 31, 2013, the Company continued to be in breach of certain terms and covenants of the loan facility with its remaining lender, Piraeus Bank S.A., or Piraeus Bank. In addition the Company reported a working capital deficit of $90,695 and an accumulated deficit of $385,231. On October 30, 2013, the Company received a Staff Delisting Determination letter from the Nasdaq Stock Market LLC notifying the Company that, due to non-compliance with the minimum stockholders' equity requirement for continued listing set forth in Nasdaq Listing Rule 5550(b), trading of the Company's common stock would be suspended unless the Company requested an appeal of this delisting. On December 11, 2013, the Company presented to the Nasdaq Hearings Panel its plan to establish compliance with the stockholders' equity requirement. On January 9, 2014, the Panel granted the request of the Company for extension until April 28, 2014 on the continued listing in order for the Company to demonstrate compliance with the stockholders' equity requirement and successfully implement its plan. The main elements of the plan include the finalization of debt unwinding with the Company's remaining lender, the release from liabilities to related parties, an equity contribution from the Company's major shareholders for working capital purposes, a follow-on public offering and a purchase of secondhand vessels, funded by public offering's net proceeds.
Up to the date of issuance of these financial statements, the Company has sold, disposed of, or otherwise handed control over to its lenders all 20 of its vessels in connection with the restructuring plan (Note 10). In exchange, all of the outstanding debt was discharged and the guarantee provided by the Company was fully released. Furthermore, the Company's vessels' technical management company, Enterprises Shipping and Trading, S.A. (“EST”), an affiliate, and its commercial manager, Safbulk Pty Ltd. (“Safbulk Pty”), also an affiliate, have released the Company from all their claims.
Cash flows generated from operations, following the disposal of the entire fleet, are not expected to be sufficient for the Company to meet its obligations and sustain its operations, absent external financial support.
The Company has initiated a process of reviewing the market in order to identify suitable vessel acquisitions. The Company expects to finance these acquisitions with equity provided through capital markets transactions and its shareholders and/or by new loan arrangements. While the Company continues to use its best efforts to execute under its stated plan, there can be no assurance that this plan will be successfully completed. These conditions raise substantial doubt about the Company's ability to continue as a going concern. These financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

c.	Subsidiaries in Consolidation:

Seanergy's subsidiaries included in these consolidated financial statements as of December 31, 2013 are as follows:

Company	Country of Incorporation	Date of Incorporation	Vessel name	Date of Delivery	Date of Sale/Disposal	Financed by
Seanergy Management Corp.(1) (3)	Marshall Islands	May 9, 2008	N/A	N/A	N/A	N/A
Amazons Management Inc.(1)	Marshall Islands	April 21, 2008	Davakis G.	August 28, 2008	March 6, 2014	Piraeus Bank
Lagoon Shipholding Ltd.(1)	Marshall Islands	April 21, 2008	Delos Ranger	August 28, 2008	March 11, 2014	Piraeus Bank
Cynthera Navigation Ltd.(1)	Marshall Islands	March 18, 2008	African Oryx	August 28, 2008	April 10, 2013	Piraeus Bank
Martinique International Corp.(1)	British Virgin Islands	May 14, 2008	Bremen Max	September 11, 2008	March 7, 2014	Piraeus Bank
Harbour Business International Corp.(1)	British Virgin Islands	April 1, 2008	Hamburg Max	September 25, 2008	March 10, 2014	Piraeus Bank
Waldeck Maritime Co.(1)	Marshall Islands	April 21, 2008	African Zebra	September 25, 2008	February 15, 2012	Piraeus Bank
Maritime Capital Shipping Limited (1)	Bermuda	April 30, 2007	N/A	May 21, 2010	N/A	N/A
Maritime Capital Shipping (HK) Limited (3)	Hong Kong	June 16, 2006	N/A	May 21, 2010	N/A	N/A
Maritime Glory Shipping Limited (2)	British Virgin Islands	April 8, 2008	Clipper Glory	May 21, 2010	December 4, 2012	HSBC
Maritime Grace Shipping Limited (2)	British Virgin Islands	April 8, 2008	Clipper Grace	May 21, 2010	October 15, 2012	HSBC
Atlantic Grace Shipping Limited (4)	British Virgin Islands	October 9, 2007	N/A	May 21, 2010	N/A
(1) Subsidiaries wholly owned
(2) Vessel owning subsidiaries owned by MCS
(3) Management company
(4) Dormant company